Statement of Additional Information
                        Supplement Dated March 11, 2004*

AXP(R) Dividend Opportunity Fund (formerly AXP Utilities Fund)
(June 30, 2003) S-6341-99 X (8/03)*

The Lipper Equity Income Funds Index has replaced the Lipper Utility Funds Index for purposes of the performance incentive adjustment.

S-6341-25 A (3/04)

* Valid until next prospectus update
Destroy June 30, 2004